Operating leases, Maturity of Lease Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity of Lease Liabilities [Abstract]
Remainder of 2020	$ 344
2021	459	$ 444
2022	240	459
2023	5	240
Total minimum lease payments	1,048	1,148
Less: amount of lease payments representing interest	130	162
Total operating lease costs	918	986
OperatingLeaseLiabilityCurrent	352	345	$ 0
Long-term lease obligations	$ 566	$ 641	$ 0